Provisions	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Provisions
25. Provisions

Million US dollar	Restructuring	Disputes	Other	Total
Balance as of 1 January 2025	62	472	43	576
Effect of movements in foreign exchange	6	34	1	41
Provisions made	29	247	-	276
Provisions used	(40)	(122)	(8)	(170)
Provisions reversed	(15)	(73)	-	(88)
Other movements	-	(15)	(2)	(17)
Balance as of 31 December 2025	41	543	33	617

Million US dollar	Restructuring	Disputes	Other	Total
Balance at 1 January 2024	69	476	44	589
Effect of movements in foreign exchange	(3)	(58)	-	(61)
Provisions made	51	158	9	218
Provisions used	(54)	(63)	(1)	(117)
Provisions reversed	(2)	(68)	-	(69)
Other movements	-	27	(9)	18
Balance at 31 December 2024	62	472	43	576

The restructuring provisions are primarily explained by the organizational alignments - see also Note 8
Exceptional items
. Provisions for disputes mainly relate to various disputed taxes other than income taxes and to claims from former employees.
The provisions are expected to be settled within the following time windows:

Million US dollar	Due within one year	Due after one year	Total
Restructuring	30	11	41

Indirect taxes	29	98	127
Labor	32	71	104
Commercial	18	39	57
Excise duties	2	7	9
Other disputes	61	185	246
Disputes	142	401	543

Other provisions	20	13	33
Total provisions	192	425	617